Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2025
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is computed using the straight-line method over the estimated useful lives of the assets.
Estimated useful lives (years)
Electronic equipment	2 – 5
Office facilities	2 – 5
Machinery equipment	3 – 5
Vehicles	4 – 5

Schedule of Estimated Useful Lives of Intangible Assets	The estimated useful lives of the Company’s intangible assets are listed below:
Estimated useful lives (years)
Patent right	20

Schedule of Revenue by Major Product Line

Revenue by major product line

	For The Years Ended October 31,
	2025	2024	2023
Wastewater treatment revenue	$4,163,965	$2,468,097	2,355,126
River water quality management revenue	6,619,693	6,864,631	4,436,214
Product sales revenue	2,091,469	2,192,864	2,648,445
Others	74,218	16,700	7,549
Total Revenue	$12,949,345	$11,542,292	9,447,334

Schedule of Contract Liabilities	The contract assets as of October 31, 2025 and 2024 are as follows:
	October 31, 2025	October 31, 2024
Contract assets for wastewater treatment revenue	$263,528	$281,548
Contract assets for river water quality management revenue	894,842	322,431
Total	$1,158,370	$603,979

Schedule of Movement of Contract Assets

The following table sets forth the movement of contract assets:

	October 31, 2025	October 31, 2024
Balance, at beginning of the year	$603,979	$144,876
Addition	1,112,636	598,288
Reduction	(565,881)	(147,519)
Exchange rate difference	7,636	8,334
Balance, at end of the year	$1,158,370	$603,979

Schedule of Foreign Currency Translation of Financial Statement Items

Translation of amounts from RMB into U.S. dollars has been made at the following exchange rates:

Balance sheet items, except for equity accounts
October 31, 2025	RMB7.1169 to $1
October 31, 2024	RMB7.1178 to $1

Income statement and cash flows items
For the year ended October 31, 2025	RMB7.2153 to $1
For the year ended October 31, 2024	RMB7.1855 to $1
For the year ended October 31, 2023	RMB7.0637 to $1